Basis of Presentation of the Consolidated Financial Statements - Argentina's Hyperinflationary Economy (Detail)	Jul. 01, 2018	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Hyperinflationary Reporting [Line Items]
General price index		94.79	50.95	36.13
IAS 29
Disclosure of Hyperinflationary Reporting [Line Items]
Cumulative inflation rate period	3 years
Cumulative inflation rate percentage	100.00%